Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	2,379,642	2,413,173
Allowance for credit losses:
Balance at beginning of the year	(12,949)	(118,724)
Additions	(105,825)	(1,494)
Exchange loss	—	(7,921)
Write-offs	50	7,644

Balance at end of the year	(118,724)	(120,495)

Accounts receivable, net	2,260,918	2,292,678